Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Aspen Series
Janus Henderson Global Technology and Innovation Portfolio
Supplement dated February 19, 2025
to Currently Effective Prospectuses
At a special meeting of shareholders of Janus Henderson Global Technology and Innovation Portfolio (the “Portfolio”) held on February 18, 2025, shareholders approved reclassifying the diversification status of the Portfolio from diversified to nondiversified, and eliminating a related fundamental investment restriction, and approved modifying the Portfolio’s fundamental concentration policy.
As a result of the above changes, effective immediately, the Portfolio’s prospectuses are amended as follows:

1.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraphs are added as the fourth and fifth paragraphs:
The Portfolio has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
The Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a portfolio that is classified as diversified.

2.	Under “Principal Investment Risks” in the Portfolio Summary section of the Portfolio’s prospectuses, the following risk is added:
Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives portfolio management more flexibility to hold larger positions in more securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return.
Please retain this Supplement with your records.
Janus Aspen Series
Janus Henderson Research Portfolio
Supplement dated February 19, 2025
to Currently Effective Prospectuses
At a special meeting of shareholders of Janus Henderson Research Portfolio (the “Portfolio”) held on February 18, 2025, shareholders approved reclassifying the diversification status of the Portfolio from diversified to nondiversified, and eliminating a related fundamental investment restriction.
As a result of the above changes, effective immediately, the Portfolio’s prospectuses are amended as follows:

1.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraph replaces the first paragraph in its entirety:
The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a portfolio that is classified as diversified.

2.	Under “Principal Investment Risks” in the Portfolio Summary section of the Portfolio’s prospectuses, the following risk is added:
Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives portfolio management more flexibility to hold larger positions in more securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return.
Please retain this Supplement with your records.

Janus Henderson Global Technology and Innovation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Aspen Series
Janus Henderson Global Technology and Innovation Portfolio
Supplement dated February 19, 2025
to Currently Effective Prospectuses
At a special meeting of shareholders of Janus Henderson Global Technology and Innovation Portfolio (the “Portfolio”) held on February 18, 2025, shareholders approved reclassifying the diversification status of the Portfolio from diversified to nondiversified, and eliminating a related fundamental investment restriction, and approved modifying the Portfolio’s fundamental concentration policy.
As a result of the above changes, effective immediately, the Portfolio’s prospectuses are amended as follows:

1.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraphs are added as the fourth and fifth paragraphs:
The Portfolio has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
The Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a portfolio that is classified as diversified.
2.	Under “Principal Investment Risks” in the Portfolio Summary section of the Portfolio’s prospectuses, the following risk is added:
Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives portfolio management more flexibility to hold larger positions in more securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return.
Please retain this Supplement with your records.

Janus Henderson Research Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Aspen Series
Janus Henderson Research Portfolio
Supplement dated February 19, 2025
to Currently Effective Prospectuses
At a special meeting of shareholders of Janus Henderson Research Portfolio (the “Portfolio”) held on February 18, 2025, shareholders approved reclassifying the diversification status of the Portfolio from diversified to nondiversified, and eliminating a related fundamental investment restriction.
As a result of the above changes, effective immediately, the Portfolio’s prospectuses are amended as follows:

1.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraph replaces the first paragraph in its entirety:
The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities compared to a portfolio that is classified as diversified.

2.	Under “Principal Investment Risks” in the Portfolio Summary section of the Portfolio’s prospectuses, the following risk is added:
Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives portfolio management more flexibility to hold larger positions in more securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return.
Please retain this Supplement with your records.